EXCHANGEABLE NOTES AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of Carrying Value of Exchangeable Senior Notes
The carrying value of exchangeable senior notes and other borrowings is as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Exchangeable senior notes	82,664	82,021
Other borrowings	31	-
Total value of embedded derivatives – liability	1,370	4

Total non-current liabilities	84,065	82,025

The movement in the Exchangeable senior notes is as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Balance at 1 January	82,021	81,382
Accretion interest (Note 8)	643	639

	82,664	82,021

Schedule of Exchangeable Notes
The embedded derivatives are summarised as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Non-current assets
Exchangeable note bond call option	150	-

Non-current liabilities
Exchangeable note equity conversion option	1,370	4
Exchangeable note bond put option	-	-

	1,370	4

Total value of embedded derivatives – net liability	1,220	4